Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”). In the opinion of management, the Consolidated Financial Statements reflect all adjustments considered necessary for a fair presentation. Significant adjustments which are not considered normal or recurring in nature have been disclosed within Note 8 - Acquisition, Cyber Incident, and Other, Net to these Consolidated Financial Statements. The accompanying Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries where the Company exerts control. Intercompany balances and transactions have been eliminated. Investments in which the Company does not have control, and is not the primary beneficiary of a Variable Interest Entity (“VIE”), but where the Company exercises significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of (1) assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and (2) revenues and expenses during the reporting period. Actual results could differ from those estimates.
2026 Segment Reorganization
During the three months ended March 31, 2026, the Company revised the operating segment information regularly provided to and used by the Company's Chief Operating Decision Maker (the “CODM”) for the purposes of allocating resources and assessing performance measures to combine the Warehouse and the former Third-Party Managed operating segments. As a result of this change, the Company now has two reportable operating segments: Warehouse and Transportation. The segment information in this Form 8-K has been recast to conform to the way the Company internally manages and monitors its business during fiscal year 2026. These changes primarily impacted the Consolidated Statements of Operations, the Revenue Recognition section of this Note 2 - Summary of Significant Accounting Policies, Note 20 - Segment Information, and Note 22 - Revenue from Contracts with Customers.
Reclassifications
As further described in Note 3 - Business Combinations, Asset Acquisitions and Discontinued Operations to these Consolidated Financial Statements, the Comfrio business met the held for sale criteria upon acquisition in 2023 and as such is presented as discontinued operations. Newly acquired businesses that meet the held for sale criteria, at the acquisition date, are classified as discontinued operations. The Company has reclassified financial results associated with the Comfrio business as discontinued operations for all relevant periods presented. The Company successfully sold the Comfrio business in August of 2023 and the related gain on sale has been classified within discontinued operations on the Consolidated Statements of Operations.
During the year ended December 31, 2023, the Company reclassified Interest income, Gain on sale of partially owned entities, and Foreign currency exchange loss, net into “Other, net” for all periods presented on the Consolidated Statements of Operations herein.
The Consolidated Statements of Cash Flows includes various reclassifications, all within cash provided by operating activities, to conform current and prior period presentation.
Property, Buildings and Equipment
Property, buildings and equipment is stated at cost, less accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the respective assets or, if less, the term of the underlying lease. Depreciation begins in the month an asset is placed into service. Useful lives range from 40 to 43 years for buildings, 5 to 20 years for building and land improvements, and 3 to 15 years for machinery and equipment. For the years ended December 31, 2025, 2024 and 2023, the Company recorded depreciation expense of $330.9 million, $324.4 million and $316.8 million, respectively. The Company periodically reviews the appropriateness of the estimated useful lives of its long-lived assets.
Costs of normal maintenance and repairs and minor replacements are charged to expense as incurred. When non-real estate assets are sold or otherwise disposed of, the cost and related accumulated depreciation are removed, and any resulting gain or loss is included in “Other, net” on the accompanying Consolidated Statements of Operations. Gains or losses from the sale of real estate assets are reported within “Net loss (gain) from sale of real estate” in the accompanying Consolidated Statements of Operations. For the years ended December 31, 2025, 2024 and 2023, the Company recorded a net loss of $2.6 million, $0.1 million and $4.0 million, respectively, for the sale of non-real estate assets and real estate related asset disposals, and a net loss of $44.3 million, a net gain of $3.5 million and a net gain $2.3 million, respectively, from the sale of real estate assets.
Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment when events or changes in circumstances (such as decreases in operating income, sustained declines in current and future occupancy trends or changes in the Company’s plan to use assets) indicate that the carrying amounts may not be recoverable. A comparison is made of the expected future operating cash flows of the long-lived assets on an undiscounted basis to their carrying amounts.
If the carrying amounts of the long-lived assets exceed the sum of the expected future undiscounted cash flows, an impairment charge is recognized in an amount equal to the excess of the carrying amount over the estimated fair value of the long-lived assets, which the Company calculates based on projections of future cash flows and appraisals with significant unobservable inputs classified as Level 3 of the fair value hierarchy. The Company determined that individual warehouse properties constitute the lowest level of independent cash flows for purposes of considering possible impairment.
For the years ended December 31, 2025 and 2024, the Company recorded long-lived asset impairment charges, other than impairments of customer relationships in 2024 which are discussed in the Identifiable Intangible Assets sections, of $47.1 million and $21.0 million, respectively, within “Impairment of indefinite and long-lived assets” on the accompanying Consolidated Statements of Operations. With the exception of goodwill impairment charges, the Company did not recognize any other impairment charges associated with long-lived assets during the year ended December 31, 2023. The impairment charges recognized during the years ended December 31, 2025 and 2024, were primarily associated with the anticipated exit of certain warehouse and transportation related operations and to a lesser extent an asset’s carrying value that was deemed partially unrecoverable as of December 31, 2025.
Capitalization of Costs
Project costs that are clearly associated with the development of properties are capitalized as incurred. Project costs include all costs directly associated with the development of a property, including construction costs, interest, and costs of personnel working on the project. Costs that do not clearly relate to the projects under development are not capitalized and are charged to expense as incurred.
Capitalization of costs begins when the activities necessary to get the development project ready for its intended use commence, which include costs incurred before the beginning of construction. Capitalization of costs ceases when the development project is substantially complete and ready for its intended use. We generally consider a development project to be substantially complete and ready for its intended use upon receipt of a certificate of occupancy. However, our automated equipment installed in our facilities could require capitalization of costs until the related equipment is considered fully operational. If and when development of a property is suspended pursuant to a formal change in the planned use of the property, we will evaluate whether the accumulated costs exceed the estimated value of the project and write off the amount of any such excess accumulated costs. For a development project that is suspended for reasons other than a formal change in the planned use of such property, the accumulated project costs are written off. Capitalized costs are allocated to the specific components of a project that are benefited.
Lease Accounting
Arrangements wherein we are the lessee:
At the inception of a contract, we determine if the contract is or contains a lease. Leases are classified as either financing or operating based upon criteria within Accounting Standards Codification (“ASC”) 842, Leases, and a right-of-use (“ROU”) asset and liability are established for leases with an initial term greater than 12 months. Leases with an initial term of 12 months or less, and not expected to renew beyond 12 months, are not recorded on the balance sheet.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at commencement date based on the present value of the lease payments over the lease term, as adjusted for prepayments, incentives and initial direct costs. ROU assets are subsequently measured at the value of the remeasured lease liability, adjusted for the remaining balance of the following, as applicable: lease incentives, cumulative prepaid or accrued rent and unamortized initial direct costs. When available, we use the rate implicit in the lease to discount lease payments to present value; however, most of our leases do not provide a readily determinable implicit rate. Therefore, we must estimate our incremental borrowing rate to discount the lease payments based on information available at lease commencement. We generally determine our incremental borrowing rate based on the estimated rate of interest for a collateralized borrowing over a similar term of the lease payments at commencement date. For all asset classes, we have elected to not separate the lease and non-lease components, which are generally limited to taxes and common area maintenance. Our lease terms may include options to extend the lease when it is reasonably certain that we will exercise such options. The depreciable lives of assets are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise. Depreciation expense on assets acquired under financing leases is included in “Depreciation and amortization” on the accompanying Consolidated Statements of Operations. Amortization of leased assets classified as “Operating leases - net” on the accompanying Consolidated Balance Sheets is included within cost of operations for the respective segment the asset pertains to, or within “Selling, general, and administrative” for corporate assets on the accompanying Consolidated Statements of Operations. As with other long-lived assets, ROU assets are reviewed for impairment when events or change in circumstances indicate the carrying value may not be recoverable.
In reference to certain temperature-controlled warehouses where the Company is the lessee in an acquired business, below-market and above-market leases are amortized on a straight-line basis over the remaining lease terms in a manner that adjusts lease expense to the market rate in effect as of the acquisition date.
Operating leases are included in “Operating leases - net” and “Operating lease obligations” on our Consolidated Balance Sheets. Financing lease assets are included in “Financing leases - net” and “Financing lease obligations” on our Consolidated Balance Sheets.
Arrangements wherein we are the lessor:
Each new lease contract is evaluated for classification as a sales-type lease, direct financing or operating lease. A lease is a sales-type lease if any one of five criteria are met, as outlined in ASC 842 each of which indicate the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating we have transferred substantially all the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type or direct financing leases are operating leases. We do not currently have any sales-type or direct financing leases.
For operating leases wherein we are the lessor, we assess the probability of payments at commencement of the lease contract and subsequently recognize lease income, including variable payments based on an index or rate, over the lease term on a straight-line basis, as a component of “Rent, storage, and warehouse services”. We continue to measure and disclose the underlying assets subject to operating leases based on our policies for application of ASC 360, Property, Plant and Equipment.
For all asset classes, we have elected to not separate the lease and non-lease components, which are generally limited to taxes and common area maintenance. Additionally, we elected a practical expedient to present all funds collected from lessees for sales and other similar taxes net of the related sales tax expense. Our lease contracts are structured in a manner to reduce risks associated with the residual value of leased assets.
Business Combinations and Asset Acquisitions
For business combinations, the excess of purchase price over the net fair value of assets acquired and liabilities assumed is recorded as goodwill. In an asset acquisition where we have determined that the cost incurred differs from the fair value of the net assets acquired, we assess whether we have appropriately determined the fair value of the assets and liabilities acquired and we also confirm that all identifiable assets have been appropriately identified and recognized. After completing this assessment, we allocate the difference on a relative fair value basis to all assets acquired except for financial assets (as defined in ASC 860, Transfers and Servicing), deferred taxes, and assets defined as “current” (as defined in ASC 210, Balance Sheet).
Whether the acquired business is being accounted for as a business combination or an asset acquisition, the determination of fair values of identifiable assets and liabilities requires estimates and the use of valuation techniques. Significant judgment is involved specifically in determining the estimated fair value of the acquired land and buildings and intangible assets. For intangible assets, we typically use the excess earnings method. Significant estimates that are more subjective and complex include the discount rate and operating margin. Significant estimates, although not necessarily highly subjective or complex, used in valuing intangible assets acquired in a business combination include, but are not limited to, revenue growth rates, customer attrition rates, operating costs, capital expenditures, tax rates and long-term growth rates. For buildings, we used a combination of methods including the cost approach to value buildings and the sales comparison approach to value the underlying land. Significant estimates used in valuing buildings and improvements acquired in a business combination include, but are not limited to, estimates of indirect costs and entrepreneurial profit, which were added to the replacement cost of the acquired assets in order to estimate their fair value in the market. Significant estimates used in valuing the land include, but are not limited to, estimating the price per acre of comparable market transactions.
Identifiable Intangible Assets
Identifiable intangible assets consist of a trade name, customer relationships, in-place lease and assembled workforce.
The Company’s trade name asset is indefinite-lived, thus, it is not amortized. The Company evaluates the carrying value of its trade name each year as of October 1, and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the trade name below its carrying amount. There were no impairments to the Company’s trade name for the years ended December 31, 2025, 2024 and 2023.
Customer relationship assets are the Company’s largest finite-lived assets and are amortized over 18 to 40 years using the straight-line method, which reflects the pattern in which economic benefits of intangible assets are expected to be realized by the Company. Total intangible assets amortization expense for the years ended December 31, 2025, 2024 and 2023 was $36.5 million, $36.4 million and $36.9 million, respectively. The Company reviews these intangible assets for impairment when circumstances indicate the carrying amount may not be recoverable. There were no impairments to customer relationship assets for the years ended December 31, 2025 or 2023. For the year ended December 31, 2024, the Company recorded customer relationship asset impairment charges of $12.1 million within “Impairment of indefinite and long-lived assets” on the accompanying Consolidated Statements of Operations. The customer relationship impairment charges recognized during the year ended December 31, 2024 was associated with the anticipated exit of certain warehouse and transportation related operations.
Additional details regarding the remaining intangibles balances, which are not significant to the Company's overall policy, can be found in Note 5 - Goodwill and Intangible Assets.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in connection with business combinations. All acquisition-related goodwill balances are allocated amongst the Company’s reporting units based on the nature of the acquired operations that originally created the goodwill.
The Company evaluates the carrying value of goodwill each year as of October 1 and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company may use both qualitative and quantitative approaches when testing goodwill for impairment. For selected reporting units where we use the qualitative approach, we perform a qualitative evaluation of events and circumstances impacting the reporting unit to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on that qualitative evaluation, if we determine it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, no further evaluation is necessary. Otherwise, we perform a quantitative impairment test. Alternatively, the Company may elect to proceed directly to the quantitative impairment test.
When quantitatively evaluating whether goodwill of a reporting unit is impaired, the Company compares the fair value of its reporting units to its carrying amounts, including goodwill. The assumptions used in the quantitative impairment test are estimates and use Level 3 inputs. The Company estimates the fair value of its reporting units using a methodology, or combination of methodologies, including a discounted cash flow analysis and/or a market-based valuation. The estimates of future cash flows are most impacted by the following inputs and assumptions: revenue growth rates, operating costs and margins, capital expenditures, tax rates, long-term growth rate, and discount rates, which are affected by expectations about future market and economic conditions. The assumptions and inputs are based on risk-adjusted growth rates and discount factors accommodating multiple viewpoints that consider the full range of variability contemplated in the current and potential future economic situations. The market-based multiples approach assesses the financial performance and market values of other market-participant companies. If the estimated fair value of each of the reporting units exceeds the corresponding carrying value, no impairment of goodwill exists. If the reporting unit carrying value exceeds the reporting unit fair value an impairment charge is recorded for the difference between fair value and carrying value, limited to the amount of goodwill in the reporting unit. As of October 1, 2025 and 2024, the reporting units which had a goodwill balance included the following: North America warehouse, North America transportation, and Asia-Pacific warehouse. As a result of the 2025 and 2024 annual evaluations, the Company concluded that the estimated fair value of each of the reporting units was in excess of the corresponding carrying amount as of October 1 of both years, and no impairment of goodwill existed.
Goodwill Impairment in Prior Year
As of October 1, 2023, the reporting units which had a goodwill balance included the following: North America warehouse, North America transportation, Europe warehouse, and Asia-Pacific warehouse. As a result of the 2023 annual evaluation, the Company determined its goodwill within the Europe warehouse reporting unit, a component of the warehouse operating segment, was fully impaired. Accordingly, the Company recognized a goodwill impairment loss of $236.5 million within “Impairment of indefinite and long-lived assets” in the Consolidated Statements of Operations during the year ended December 31, 2023. Factors that led to this conclusion included i) the impact of historic and sustained increases in inflation and interest rates on the reporting unit’s weighted average costs of capital which was beyond the Company’s control, ii) inability to achieve local operating results at historical underwritten values, and iii) increased tax rates applicable in the related European jurisdictions. The Company engaged the assistance of a third-party valuation firm to perform the goodwill quantitative impairment test, which included an assessment of the Europe Warehouse reporting unit’s fair value, that was derived using the income approach, relative to the carrying value. The assumptions used in the quantitative impairment test were estimates and used Level 3 inputs. The estimation of the net present value of future cash flows was based upon varying economic assumptions, including assumptions such as revenue growth rates, operating costs and margins, capital expenditures, tax rates, long-term growth rates and discount rates. Of these assumptions, the discount rates were the most subjective and/or complex. These assumptions were based on risk-adjusted discount factors accommodating viewpoints that consider the full range of variability contemplated in the current and potential future economic situations. There was no remaining goodwill related to the Europe warehouse reporting unit following this impairment.
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents consist of cash on hand, demand deposits, and short-term liquid investments purchased with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in value. Restricted cash relates to cash on deposit and cash restricted for the payment of certain cash on deposit for certain workers’ compensation programs and cash collateralization of certain rental and performance bonds.
Accounts Receivable
Accounts receivable is recorded at the invoiced amount. The Company periodically evaluates the collectability of amounts due from customers and maintains an allowance for doubtful accounts for estimated amounts uncollectible from customers. Management exercises judgment in establishing these allowances and considers the balance outstanding, payment history, expectations of any future losses over the contractual life, and current credit status in developing these estimates. Specific accounts are written off against the allowance when management determines the account is uncollectible.
The following table provides a summary of activity of the allowance for doubtful accounts:

	Balance at beginning of year	Change in reserve due to the provision	Change in reserve due to the interest and other adjustments	Amounts written off, net of recoveries	Balance at end of year
	(In thousands)
Year ended December 31, 2025	$24,426	5,112	(1,153)	(11,989)	$16,396
Year ended December 31, 2024	$21,647	7,633	1,771	(6,625)	$24,426
The Company records interest on delinquent billings in “Other, net” on the accompanying Consolidated Statements of Operations when collected.
Deferred Financing Costs
Direct financing costs are deferred and amortized over the terms of the related agreements as a component of “Interest expense” in the accompanying Consolidated Statements of Operations. The Company amortizes such costs based on the effective interest rate or on a straight-line basis, if the difference between the two methods is considered otherwise immaterial. Deferred financing costs related to Borrowings under revolving line of credit are classified within “Other assets”, whereas deferred financing costs related to Senior unsecured notes and term loans - net of deferred financing costs are offset against the related principal balances in the accompanying Consolidated Balance Sheets.
Variable Interest Entities (“VIEs”)
We are party to VIEs that are immaterial to our Consolidated Financial Statements.
Revenue Recognition
Revenues for the Company include rent, storage and warehouse services (collectively, Warehouse Revenues), and transportation services (Transportation Revenues). The Company made an accounting policy election to exclude from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the entity from a customer (e.g., sales, use, value added and some excise taxes).
Warehouse Revenues
The Company’s customer arrangements generally include rent, storage and service elements that are priced separately. Revenues from storage and handling are recognized over the period consistent with the transfer of the service to the customer. Revenues from warehouse services are recognized at the point in time the services are performed. Multiple contracts with a single counterparty are accounted for as separate arrangements.
Additionally, The Company provides management services for which the contract compensation arrangement includes: reimbursement of operating costs, management fees, and contingent performance-based fees (Managed Services). Managed Services fixed fees are recognized as revenues as the management services are performed ratably over the service period. Managed Services performance-based fees are recognized ratably over the service period based on the likelihood of achieving performance targets.
Cost reimbursements related to Managed Services arrangements are recognized as revenues as the services are performed and costs are incurred. Managed Services fees and related cost reimbursements are presented on a gross basis as the Company is the principal in the arrangement. Multiple contracts with a single counterparty are accounted for as separate arrangements.
Transportation Revenues
The Company records transportation revenues and expenses upon delivery of the product. Since the Company is the principal in the arrangement of transportation services for its customers, revenues and expenses are presented on a gross basis.
Income Taxes
The Company operates in a manner intended to enable it to continue to qualify as a REIT under Sections 856-860 of the Internal Revenue Code (the “Code”). Under those sections, a REIT that distributes at least 100% of its REIT taxable income, as defined in the Code, as a dividend to its stockholders each year and that meets certain other conditions will not be taxed on that portion of its taxable income that is distributed to its stockholders for U.S. federal income tax purposes. Through cash dividends, the Company, for tax purposes, has distributed an amount equal to or greater than its REIT taxable income for the years ended December 31, 2025, 2024 and 2023. For all periods presented, the Company has met all the requirements to qualify as a REIT. Thus, no provision for federal income taxes was made for the years ended December 31, 2025, 2024 and 2023, except as needed for the Company’s U.S. Taxable REIT Subsidiaries (TRSs), and for the Company’s foreign entities. To qualify as a REIT, an entity cannot have at the end of any taxable year any undistributed earnings and profits that are attributable to a non-REIT taxable year (undistributed E&P). The Company believes that it had no undistributed E&P as of December 31, 2025. However, to the extent there is a determination (within the meaning of Section 852(e)(1)) of the Code that the Company has undistributed earnings and profits (as determined for U.S. federal income tax purposes) accumulated (or acquired from another entity) from any taxable year in which the Company (or any other entity that converts to a Qualified REIT Subsidiary (QRS) that was acquired during the year) was not a REIT or a QRS, the Company will take all necessary steps to permit the Company to avoid the loss of its REIT status, including, but not limited to: 1) within the 90-day period beginning on the date of the determination, making one or more qualified designated distributions (within the meaning of the Section 852(e)(2)) of the Code in an amount not less than such undistributed earnings and profits over the interest payable under section 852(e)(3) of the Code; and 2) timely paying to the IRS the interest payable under Section 852(e)(3) of the Code resulting from such a determination.
If the Company fails to qualify as a REIT in any taxable year, it will be subject to U.S. federal income taxes at regular corporate rates and may not be able to qualify as a REIT for the four subsequent taxable years. Even as a REIT, it may be subject to certain state and local income and franchise taxes, and to U.S. federal income and excise taxes on undistributed taxable income and on certain built-in gains.
The Company has elected TRS status for certain wholly-owned subsidiaries. This allows the Company to provide services at those consolidated subsidiaries that would otherwise be considered impermissible for REITs. Many of the foreign countries in which we have operations do not recognize REITs or do not grant REIT status under their respective tax laws to our entities that operate in their jurisdiction. Accordingly, the Company recognizes income tax expense for the U.S. federal and state income taxes incurred by the TRSs, taxes incurred in certain U.S. states and foreign jurisdictions, and interest and penalties associated with unrecognized tax benefit liabilities, as applicable.
Common share dividends are characterized for U.S. federal income tax purposes as ordinary income, qualified dividends, capital gains, non-taxable income return of capital, or a combination of the four. Common share dividends that exceed current and accumulated earnings and profits (calculated for tax purposes) constitute a return of capital rather than a dividend and generally reduce the stockholder’s basis in the common share. At the beginning of each year, we notify our stockholders of the taxability of the common share dividends paid during the preceding year. The payment of common share dividends is dependent upon our financial condition, operating results, and REIT distribution requirements and may be adjusted at the discretion of the Company’s Board of Directors. The composition of the Company’s distributions per common share for each year presented is as follows:

Common Shares	2025	2024	2023
Ordinary income	69%	70%	66%
Capital gains	0%	0%	0%
Return of capital	31%	30%	34%
	100%	100%	100%
Taxable REIT Subsidiary
The Company has elected to treat certain of its wholly owned subsidiaries as TRSs. A TRS is subject to U.S. federal and state income taxes at regular corporate tax rates. Thus, income taxes for the Company’s TRSs are accounted for using the asset and liability method, under which deferred income taxes are recognized for (i) temporary differences between the financial reporting and tax bases of assets and liabilities and (ii) operating loss and tax credit carryforwards based on enacted tax rates expected to be in effect when such amounts are realized or settled.
The Company records a valuation allowance for deferred tax assets when it estimates that it is more likely than not that future taxable income will be insufficient to fully use a deduction or credit in a specific jurisdiction. In assessing the need for the recognition of a valuation allowance for deferred tax assets, we consider whether it is more likely than not that some portion, or all, of the deferred tax assets will not be realized and adjust the valuation allowance accordingly. We evaluate all significant available positive and negative evidence as part of our analysis. Negative evidence includes the existence of losses in recent years. Positive evidence includes the forecast of future taxable income by jurisdiction, tax-planning strategies that would result in the realization of deferred tax assets, reversal of existing deferred tax liabilities, and the presence of taxable income in prior carryback years. The underlying assumptions we use in forecasting future taxable income require significant judgment and take into account our recent performance. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which temporary differences are deductible or creditable.
The Company accrues liabilities when it believes that it is more likely than not that it will not realize the benefits of tax positions that it has taken in its tax returns or for the amount of any tax benefit that exceeds the cumulative probability threshold in accordance with ASC 740-10, Uncertain Tax Positions. The Company recognizes interest and penalties related to unrecognized tax benefits within “Income tax (expense) benefit” in the accompanying Consolidated Statements of Operations.
The Organization for Economic Co-operation and Development (“OECD”) has proposed a global minimum tax of 15% of reported profits (Pillar 2) that has been agreed upon in principle by over 140 countries. During 2023, many countries incorporated Pillar 2 model rules into their laws. The model rules provide a framework for applying the minimum tax and some countries have adopted Pillar 2 effective January 1, 2024; however, countries must individually enact Pillar 2 which may result in variation in the application of the model rules and timelines. There was no material impact to our Consolidated Financial Statements from this Pillar Two provision during the years ended December 31, 2025 and 2024. The OECD has issued (and is expected to continue to issue further) administrative guidance providing transition and safe harbor rules in relation to the implementation of Pillar Two.
In January 2026, the OECD released a "side-by-side" package introducing new safe harbors and providing an exemption for U.S.-based multinational companies from parts of the global minimum tax framework. We continue to evaluate the impact of proposed and enacted legislative changes to our effective tax rate and cash flows as new guidance becomes available in each country.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted in the U.S. The OBBBA makes permanent key elements of the Tax Cuts and Jobs Act, including 100% bonus depreciation, domestic research cost expensing, and the business interest expense limitation. The application of the OBBBA tax provisions did not result in material changes to our total effective tax rate for the year ended December 31, 2025. The immaterial effects, both current tax and deferred tax, are reported as part of continuing operations on our Consolidated Financial Statements and will have favorable effects on cash taxes paid in the near-term in the U.S.
Pension and Post-Retirement Benefits
The Company has defined benefit pension plans that cover certain union and nonunion associates. The Company also participates in multi-employer union defined benefit pension plans under collective bargaining agreements for certain union associates. The Company also has a post-retirement benefit plan to provide life insurance coverage to eligible retired associates. The Company also offers defined contribution plans to all of its eligible associates. Contributions to multi-employer union defined benefit pension plans are expensed as incurred, as are the Company’s contributions to the defined contribution plans. For the defined benefit pension plans and the post-retirement benefit plan, an asset or a liability is recorded in the Consolidated Balance Sheets equal to the funded status of the plan, which represents the difference between the fair value of the plan assets and the projected benefit obligation at the consolidated balance sheet date. The Company utilizes the services of a third-party actuary to assist in the assessment of the projected benefit obligation at each measurement date. Certain changes in the value of plan assets and the projected benefit obligation are not recognized immediately in earnings but instead are deferred and recorded in “Adjustment to accrued pension liability” in the accompanying Consolidated Statements of Comprehensive Loss and amortized to earnings in future periods.
Foreign Currency Gains and Losses
The local currency is the functional currency for the Company’s operations in Australia, Canada, New Zealand, Argentina, Poland, United Kingdom, and Eurozone countries. Exchange rate adjustments resulting from foreign currency transactions are recognized in “Net loss” in the Consolidated Statements of Operations, whereas effects resulting from the translation of financial statements are recognized in “Unrealized net loss on foreign currency” in the Consolidated Statements of Comprehensive Loss. Assets and liabilities of subsidiaries operating outside the United States with a functional currency other than U.S. dollars are translated into U.S. dollars using period-end exchange rates and income statement accounts are translated at weighted average exchange rates.
For the years ended December 31, 2025, 2024 and 2023, the amount of foreign currency remeasurement recognized in the Consolidated Statements of Operations within “Other, net” was a loss of $1.4 million, a gain of $8.8 million and a loss of $0.4 million, respectively. The amount recognized for the year ended December 31, 2024 includes an adjustment related to our net investment hedges further described in Note 10 - Derivative Financial Instruments to these Consolidated Financial Statements.
For the years ended December 31, 2025, 2024 and 2023, the amount of foreign currency translation recognized in the Consolidated Statements of Comprehensive Loss within “Unrealized net loss on foreign currency” was a loss of $22.9 million, $14.4 million and $4.9 million, respectively.
Foreign currency transaction gains and losses on the remeasurement of short-term intercompany loans denominated in currencies other than a subsidiary’s functional currency are recognized as a component of “Foreign currency exchange loss (gain)” within “Other, net” in the accompanying Consolidated Statements of Operations, except to the extent that the transaction is effectively hedged. For loans that are effectively hedged, the transaction gains and losses on remeasurement are recorded to Unrealized net loss on foreign currency in the accompanying Consolidated Statements of Comprehensive Loss. Refer to Note 10 - Derivative Financial Instruments for further details. Foreign currency transaction gains and losses resulting from the remeasurement of long-term intercompany loans denominated in currencies other than a subsidiary’s functional currency are recorded in “Unrealized net loss on foreign currency” on the accompanying Consolidated Statements of Comprehensive Loss.
Certain foreign denominated debt instruments have been designated as a hedge of our net investment in the international subsidiaries which were funded. The remeasurement of these instruments is recorded in “Unrealized net loss on foreign currency” on the accompanying Consolidated Statements of Comprehensive Loss. Refer to Note 10 - Derivative Financial Instruments for further details.
Recent Accounting Pronouncements
In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-11, “Interim Reporting (Topic 270): Narrow-Scope Improvements”. This ASU incorporates a disclosure principle that requires entities to disclose events and changes that occur after the end of the most recent fiscal year that have a material impact on the entity, as well as clarifies the applicability of interim disclosure requirements. This ASU is effective for interim and annual periods beginning after December 15, 2027, with early adoption permitted, and may be applied prospectively or retrospectively to any or all periods presented. The Company is currently evaluating when it will adopt the ASU and the impact of this guidance but does not expect its adoption to have a material effect on the Consolidated Financial Statements or related footnote disclosures.
In September 2025, the FASB issued ASU 2025-06, “Intangibles – Goodwill and Other – Internal-Use Software” (“ASU 2025-06”). This ASU eliminates the prescriptive “project stage” model in ASC 350-40, clarifies the threshold for when entities begin capitalizing software development costs, and requires that disclosure requirements under ASC 360, Property, Plant, and Equipment – Overall, also apply to capitalized software costs regardless of presentation. ASU 2025-06 is effective for interim and annual periods beginning after December 15, 2027, with early adoption permitted, and may be applied prospectively, retrospectively, or under a modified transition approach. The Company is currently evaluating when it will adopt the ASU and the impact of this guidance but does not expect its adoption to have a material effect on the Consolidated Financial Statements or related footnote disclosures.
In November 2024, the FASB ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. This ASU requires an entity to disclose the amounts of employee compensation, depreciation, and intangible asset amortization included in each relevant expense caption. It also requires an entity to include certain amounts that are already required to be disclosed under current GAAP in the same disclosure. Additionally, it requires an entity to disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and to disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses. The amendments in the ASU are effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027, with early adoption permitted. An entity may apply the amendments prospectively for reporting periods after the effective date or retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating when it will adopt the ASU and the impact on our Consolidated Financial Statements and the related footnote disclosures.
In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments in ASU 2023-09 provide for enhanced income tax information primarily through changes to the rate reconciliation and income taxes paid information. The Company adopted this standard effective January 1, 2025, for annual reporting and applied the disclosure requirements prospectively. Refer to Note 15 - Income Taxes for details of disclosure changes made herein.
All other new accounting pronouncements that have been issued, but not yet effective are currently being evaluated and at this time are not expected to have a material impact on our financial position or results of operations.